Material related party transactions - Summary of Other Transactions With Related Parties (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Sales of goods to:	¥ 92	¥ 2,620	¥ 2,840	¥ 10,218	¥ 44,973
Service rendered to:	8,165	13,138	29,397	38,288	9,083
Purchases of goods or services from:	45,745	119,195	161,097	129,909	199,136
Payments made on behalf of customers to:			65,238	34,848	0
Disposal of property and equipment to:	1,900	600
Yutong Affiliates [Member]
Disclosure of transactions between related parties [line items]
Sales of goods to:	92		0	5,708	43,697
Service rendered to:	2,107	6,660	13,816	23,390	833
Purchases of goods or services from:	13,366	53,638	71,042	18,377	168,862
Yuji Affiliates [Member]
Disclosure of transactions between related parties [line items]
Service rendered to:			528	0	603
Purchases of goods or services from:	32,379	65,557	90,055	111,532	30,274
Payments made on behalf of customers to:	2,734	41,500	65,238	34,848	0
Disposal of property and equipment to:	1,431
Alliance Affiliates [Member]
Disclosure of transactions between related parties [line items]
Sales of goods to:		2,620	2,840	4,510	1,276
Service rendered to:	¥ 6,058	¥ 6,478	¥ 15,053	¥ 14,898	¥ 7,647